Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
(a) Year	(b) Summary Comp Table Total for PEO ($)(1)	(c) Comp. Actually Paid to PEO ($)(2)	(d) Average Summary Comp. Table for Non-PEO NEOs ($)(3)	(e) Average Comp. Actually Paid to Non-PEO NEOs ($)(4)	(f) Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	(g) Net Income ($)(6)
2022	$1,950,000	$1,950,000	$62,942	$62,942	$6.25	$(63,859,328)
2023	$750,000	$750,000	$136,633	$136,633	$4.01	$(33,597,142)
2024	$2,150,000	$2,150,000	$407,625	$407,625	$0.03	$(100,446,189)

PEO Total Compensation Amount	[1]	$ 2,150,000	$ 750,000	$ 1,950,000
PEO Actually Paid Compensation Amount	[2]	2,150,000	750,000	1,950,000
Non-PEO NEO Average Total Compensation Amount	[3]	407,625	136,633	62,942
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	407,625	136,633	62,942
Total Shareholder Return Amount	[5]	0.03	4.01	6.25
Net Income (Loss) Attributable to Parent	[6]	$ (100,446,189)	$ (33,597,142)	$ (63,859,328)
PEO Name		Mr. Meeks	Mr. Meeks	Mr. Meeks

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Meeks (Chief Executive Officer) from January 2022 to December 2024 for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation - Summary Compensation Table.”
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Meeks as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (b). In accordance with the requirements of Item 401(v)(2)(iii) of Regulation S-K, there were no adjustments required to be made to Mr. Meeks’ total compensation for each year to determine the compensation actually paid. As of December 31, 2024 and 2023, Mr. Meeks was owed $0 and $1,200,000 in accrued bonuses, respectively.
[3]	The dollar amounts reported in column (d) represent the average amounts reported for the Company’s named executive officers as a group (excluding Mr. Meeks and Mr. Dietrich after April 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Meeks and Mr. Dietrich except after April 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (a) Mr. Dietrich from April 2023 to December 2024; (b) Mr. Jordan from April to September 2022; and (c) Mrs. Sickles from September 2022 to April 2023.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Meeks and Mr. Dietrich except after April 2023) as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (d). In accordance with the requirements of Item 401(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Meeks and Mr. Dietrich except after April 2023) for each year to determine the compensation actually paid:
[5]	Total Shareholder Return is determined based on the value of an initial fixed investment in the Company’s common stock of $100 on December 31, 2021 and calculated in accordance with Item 201(e) of SEC Regulation S-K.
[6]	The dollar amounts reported in column (g) represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.